Other Charges (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of components of other charges

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Acquisition-related costs	1,904	1,981	3,457
Contingent consideration adjustments	4,458	(1,946)	340
Restructuring plans	66	2,300	—
	6,428	2,335	3,797

Schedule of changes in restructuring plan

	Workforce
	Reduction	Office Closures	Total
Balance at January 31, 2020	—	—	—
Accruals and adjustments	1,717	583	2,300
Cash draw downs	(1,657)	(583)	(2,240)
Foreign exchange	10	—	10
Balance at January 31, 2021	70	—	70
Accruals and adjustments	2	64	66
Cash draw downs	(72)	(64)	(136)
Balance at January 31, 2022	—	—	—